Loans, allowance for loan losses and credit quality (Details 5) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Recorded investment
Recorded investment, with a specific allowance	SFr 1,241			SFr 1,241		SFr 1,297
Recorded investment, without specific allowance	329			329		93
Gross impaired loans	1,570	SFr 1,423	SFr 1,472	1,570	SFr 1,472	1,390
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,181			1,181		1,225
Unpaid principal balance, without specific allowance	329			329		93
Unpaid principal balance	1,510			1,510		1,318
Associated specific allowance	510			510		540
Average recorded investment
Average recorded investment, with a specific allowance	1,250	1,223	1,361	1,233	1,381
Average recorded investment, without specific allowance	162	101	123	131	104
Average recorded investment	1,412	1,324	1,484	1,364	1,485
Interest income recognized
Interest income recognized, with a specific allowance	4	2	1	6	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	4	2	1	6	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	2	1	6	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	4	2	1	6	1
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	795			795		793
Recorded investment, without specific allowance	125			125		15
Gross impaired loans	920			920		808
Unpaid principal balance
Unpaid principal balance, with a specific allowance	769			769		754
Unpaid principal balance, without specific allowance	125			125		15
Unpaid principal balance	894			894		769
Associated specific allowance	348			348		338
Average recorded investment
Average recorded investment, with a specific allowance	809	754	876	779	892
Average recorded investment, without specific allowance	49	22	31	35	25
Average recorded investment	858	776	907	814	917
Interest income recognized
Interest income recognized, with a specific allowance	2	2	0	4	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	2	2	0	4	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	2	0	4	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	2	2	0	4	0
Real estate
Recorded investment
Recorded investment, with a specific allowance	66			66		68
Recorded investment, without specific allowance	0			0		7
Gross impaired loans	66			66		75
Unpaid principal balance
Unpaid principal balance, with a specific allowance	62			62		64
Unpaid principal balance, without specific allowance	0			0		7
Associated specific allowance	7			7		7
Average recorded investment
Average recorded investment, with a specific allowance	65	65	81	65	80
Average recorded investment, without specific allowance	13	8	19	10	13
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	598			598		599
Recorded investment, without specific allowance	125			125		7
Gross impaired loans	723			723		606
Unpaid principal balance
Unpaid principal balance, with a specific allowance	581			581		570
Unpaid principal balance, without specific allowance	125			125		7
Associated specific allowance	271			271		259
Average recorded investment
Average recorded investment, with a specific allowance	597	552	676	573	688
Average recorded investment, without specific allowance	35	13	12	24	12
Interest income recognized
Interest income recognized, with a specific allowance	2	1	0	3	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	1	0	3	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	131			131		126
Recorded investment, without specific allowance	0			0		1
Gross impaired loans	131			131		127
Unpaid principal balance
Unpaid principal balance, with a specific allowance	126			126		120
Unpaid principal balance, without specific allowance	0			0		1
Associated specific allowance	70			70		72
Average recorded investment
Average recorded investment, with a specific allowance	147	137	119	141	124
Average recorded investment, without specific allowance	1	1	0	1	0
Interest income recognized
Interest income recognized, with a specific allowance	0	1	0	1	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	446			446		504
Recorded investment, without specific allowance	204			204		78
Gross impaired loans	650			650		582
Unpaid principal balance
Unpaid principal balance, with a specific allowance	412			412		471
Unpaid principal balance, without specific allowance	204			204		78
Unpaid principal balance	616			616		549
Associated specific allowance	162			162		202
Average recorded investment
Average recorded investment, with a specific allowance	441	469	485	454	489
Average recorded investment, without specific allowance	113	79	92	96	79
Average recorded investment	554	548	577	550	568
Interest income recognized
Interest income recognized, with a specific allowance	2	0	1	2	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	2	0	1	2	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0	1	2	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	2	0	1	2	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	194			194		205
Recorded investment, without specific allowance	53			53		46
Gross impaired loans	247			247		251
Unpaid principal balance
Unpaid principal balance, with a specific allowance	182			182		194
Unpaid principal balance, without specific allowance	53			53		46
Associated specific allowance	27			27		27
Average recorded investment
Average recorded investment, with a specific allowance	177	180	197	179	198
Average recorded investment, without specific allowance	64	50	30	57	25
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	27			27		63
Recorded investment, without specific allowance	144			144		25
Gross impaired loans	171			171		88
Unpaid principal balance
Unpaid principal balance, with a specific allowance	24			24		60
Unpaid principal balance, without specific allowance	144			144		25
Associated specific allowance	4			4		53
Average recorded investment
Average recorded investment, with a specific allowance	39	59	65	49	65
Average recorded investment, without specific allowance	42	22	40	32	34
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	225			225		236
Recorded investment, without specific allowance	7			7		7
Gross impaired loans	232			232		243
Unpaid principal balance
Unpaid principal balance, with a specific allowance	206			206		217
Unpaid principal balance, without specific allowance	7			7		7
Associated specific allowance	131			131		SFr 122
Average recorded investment
Average recorded investment, with a specific allowance	225	230	223	226	226
Average recorded investment, without specific allowance	7	7	22	7	20
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0	1	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	0	1	0
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0